Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Cost of sales	23	12	7
Selling, general and administrative	67	31	17
Research and development	35	18	14

Total pre-payroll tax and social contribution compensation	125	61	38

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2018, 2017 and 2016:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

OCI before reclassifications	(33)	—	(25)	(57)	(115)
Amounts reclassified from AOCI	9	—	15	—	24
OCI for the year ended December 31, 2016	(24)	—	(10)	(57)	(91)
Cumulative tax impact	—	—	2	—	2
OCI for the year ended December 31, 2016, net of tax	(24)	—	(8)	(57)	(89)

December 31, 2016	(47)	2	(170)	544	329

Cumulative tax impact	—	—	42	—	42

December 31, 2016, net of tax	(47)	2	(128)	544	371

OCI before reclassifications	122	(2)	(6)	224	338
Amounts reclassified from AOCI	(30)	—	10	—	(20)
OCI for the year ended December 31, 2017	92	(2)	4	224	318
Cumulative tax impact	—	—	(1)	—	(1)
OCI for the year ended December 31, 2017, net of tax	92	(2)	3	224	317

December 31, 2017	45	—	(166)	768	647

Cumulative tax impact	—	—	41	—	41

December 31, 2017, net of tax	45	—	(125)	768	688

OCI before reclassifications	(83)	(2)	(24)	(87)	(196)
Amounts reclassified from AOCI	(1)	—	11	—	10
OCI for the year ended December 31, 2018	(84)	(2)	(13)	(87)	(186)
Cumulative tax impact	4	—	3	—	7
OCI for the year ended December 31, 2018, net of tax	(80)	(2)	(10)	(87)	(179)

December 31, 2018	(39)	(2)	(179)	681	461

Cumulative tax impact	4	—	44	—	48

December 31, 2018, net of tax	(35)	(2)	(135)	681	509

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2018, 2017 and 2016 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2018	Amounts reclassified from AOCI in the year ended December 31, 2017	Amounts reclassified from AOCI in the year ended December 31, 2016	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	4	16	(7)	Cost of sales
Foreign exchange derivative contracts	(1)	3	—	Selling, general and administrative
Foreign exchange derivative contracts	(2)	11	(2)	Research and development
	—	—	—	Income tax benefit (expense)

	1	30	(9)	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(10)	(10)	(15)	Other components of pension benefit costs
Amortization of prior service cost	(1)	—	—	Other components of pension benefit costs
	2	2	4	Income tax benefit (expense)

	(9)	(8)	(11)	Net of tax

Total reclassifications for the year	(8)	22	(20)

Attributable to noncontrolling interest	—	—	—

Attributable to the Company’s stockholders	(8)	22	(20)

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013 to 2018	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2018 and December 31, 2017 is presented below:

Year of grant	Outstanding as of 31.12.2016	Exercised	Expired / Cancelled	Outstanding as of 31.12.2017	Exercised	Expired / Cancelled	Outstanding as of 31.12.2018
2007	7,500	(7,500)	—	—	—	—	—
2008	24,000	(7,500)	—	16,500	(16,500)	—	—
2009	35,000	(12,500)	—	22,500	(22,500)	—	—
2010	45,000	(15,000)	—	30,000	(7,500)	—	22,500
2011	67,500	(15,000)	—	52,500	—	—	52,500
2012	87,500	(22,500)	—	65,000	—	—	65,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
March 24, 2015	2015 CEO Special Bonus	53,369	—	—
July 27, 2015	2015 Employee Plan	6,591,200	—	(1,961,886)
December 15, 2015	2015 Employee Plan	370,920	—	(29,078)
April 26, 2016	2016 CEO Special Bonus	69,165	—	—
July 26, 2016	2016 Employee Plan	6,621,100	—	(1,628,376)
December 19, 2016	2016 Employee Plan	376,800	—	(53,900)
June 20, 2017	2017 CEO Special Bonus	22,883	—	—
July 25, 2017	2017 Employee Plan	7,634,475	—	—
December 22, 2017	2017 Employee Plan	347,160	—	—
July 24, 2018	2018 Employee Plan	7,552,410	—	( *)
December 20, 2018	2018 Employee Plan	443,200	—	( *)

(*)	As at December 31, 2018, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2018 is presented below:

Unvested Shares	Unvested as at December 31, 2017	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2018
2015 CEO Special Bonus	17,789	—	—	—	(17,789)	—
2015 Employee Plan	1,630,784	—	(5,200)	—	(1,625,584)	—
2016 CEO Special Bonus	46,110	—	—	—	(46,110)	—
2016 Employee Plan	3,512,846	—	(27,339)	—	(1,681,367)	1,804,140
2017 CEO Special Bonus	—	22,883	—	—	(22,883)	—
2017 Employee Plan	7,947,510	—	(61,997)	—	(2,616,538)	5,268,975
2018 Employee Plan	—	7,995,610	(21,030)	—	(1,000)	7,973,580

Total	13,155,039	8,018,493	(115,566)	—	(6,011,271)	15,046,695